Subsequent Event	3 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Event

14.	Subsequent Event

On July 25, 2012, the Company’s indirect wholly owned Mexican subsidiary, Nexus Magneticos de Mexico, S. de R.L. de C.V. (“Nexus”), entered into a term loan agreement with GE CF Mexico, S.A. de C.V. (“GE Capital Mexico”). At closing, GE Capital Mexico advanced to Nexus $1,652,805 under the term loan agreement, less a non-refundable commission of 1% and less a pledge of cash representing 10% of the loan amount.  Immediately upon receiving the term loan advance, Nexus made an intercompany loan in the same principal amount to Jefferson Electric, Inc., its controlling shareholder. In turn, Jefferson Electric, Inc. used the intercompany loan proceeds to repay a portion of its outstanding secured indebtedness owed to its U.S. bank. The net proceeds were used by Jefferson Electric, Inc. to repay approximately $1,060,000 of principal and accrued interest that was then outstanding under its term note with the bank, as well as to reduce the outstanding balance under the company’s revolving credit facility by approximately $338,000.

The term loan from GE Capital Mexico is payable in 60 consecutive monthly installments and bears interest, payable monthly, at a rate of 6.93% per annum. The term loan may be prepaid by Nexus in increments of at least $100,000, subject to the application of certain prepayment and other fees as established in the term loan agreement. The term loan agreement contains customary representations and warranties, affirmative and negative covenants and events of default, including covenants that restrict Nexus’ ability to create certain liens, incur additional liabilities, make certain types of investments, engage in mergers, consolidations, significant asset sales and affiliate transactions, pay dividends, redeem or repurchase outstanding equity and make capital expenditures.

The obligations of Nexus under the term loan are secured by (i) a pledge of cash in the amount of 10% of the term loan amount, (ii) a trust agreement, pursuant to which Nexus and Jefferson Electric, Inc. transferred title to substantially all of their equipment and machinery assets located in Mexico to a Mexican bank as trustee, to serve as security for all of Nexus’ obligations under the term loan agreement, and (iii) a corporate guaranty by the Company of all of Nexus’ obligations under the term loan agreement.